UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2026

Item 1. Reports to Stockholders.

(a)

North Star Bond Fund

Class I (NSBDX )

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about North Star Bond Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/bond-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$36,427,244
Number of Portfolio Holdings	36
Advisory Fee	$152,282
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	1.3%
Corporate Bonds	82.7%
Money Market Funds	2.8%
Preferred Stocks	13.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
46.8%
Financials
18.1%
Real Estate
8.1%
Health Care
6.8%
Consumer Staples
6.5%
Industrials
5.1%
Energy
4.2%
Money Market Funds
2.7%
Other Assets in Excess of Liabilities
1.7%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.7%
Money Market Funds	2.7%
Energy	4.2%
Industrials	5.1%
Consumer Staples	6.5%
Health Care	6.8%
Real Estate	8.1%
Financials	18.1%
Consumer Discretionary	46.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Oceaneering International, Inc., 6.000%, 02/01/28	4.2%
Scotts Miracle-Gro Company (The), 5.250%, 12/15/26	4.1%
Under Armour, Inc., 3.250%, 06/15/26	4.1%
Beazer Homes USA, Inc., 5.875%, 10/15/27	4.1%
Wintrust Financial Corporation, 4.850%, 06/06/29	4.1%
Elanco Animal Health, Inc., 6.400%, 08/28/28	4.0%
Churchill Downs, Inc., 4.750%, 01/15/28	3.9%
Vail Resorts, Inc., 5.625%, 07/15/30	3.9%
EPR Properties, 4.950%, 04/15/28	3.8%
ACCO Brands Corporation, 4.250%, 03/15/29	3.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

North Star Bond Fund - Class I (NSBDX )

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://nsinvest.com/mutual-funds/bond-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-NSBDX

North Star Dividend Fund

Class I (NSDVX )

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about North Star Dividend Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/dividend-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$97,567,128
Number of Portfolio Holdings	61
Advisory Fee	$454,578
Portfolio Turnover	20%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	95.2%
Money Market Funds	3.9%
Preferred Stocks	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
23.7%
Financials
19.5%
Utilities
18.5%
Real Estate
8.2%
Energy
6.4%
Materials
6.3%
Consumer Staples
5.9%
Industrials
4.9%
Money Market Funds
3.9%
Technology
1.5%
Communications
1.0%
Other Assets in Excess of Liabilities
0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Communications	1.0%
Technology	1.5%
Money Market Funds	3.9%
Industrials	4.9%
Consumer Staples	5.9%
Materials	6.3%
Energy	6.4%
Real Estate	8.2%
Utilities	18.5%
Financials	19.5%
Consumer Discretionary	23.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Postal Realty Trust, Inc., Class A	4.0%
First American Treasury Obligations Fund, Class X	3.9%
Oil-Dri Corporation of America	3.6%
Select Water Solutions, Inc., Class A	3.5%
Sprott, Inc.	3.3%
Escalade, Inc.	2.7%
Northwestern Energy Group, Inc.	2.8%
Bar Harbor Bankshares	2.7%
Westwood Holdings Group, Inc.	2.5%
GATX Corporation	2.4%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

North Star Dividend Fund - Class I (NSDVX )

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://nsinvest.com/mutual-funds/dividend-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-NSDVX

North Star Micro Cap Fund

Class I (NSMVX )

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about North Star Micro Cap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/micro-cap-fund/. You can also request this information by contacting us at 1-855-580-0900. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$184,133,888
Number of Portfolio Holdings	105
Advisory Fee	$711,222
Portfolio Turnover	18%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 30.1%
Industrials 28.5%
Materials 8.8%
Technology 8.4%
Financials 8.3%
Real Estate 3.9%
Consumer Staples 3.0%
Energy 2.4%
Health Care 2.3%
Money Market Funds 1.9%
Utilities 1.3%
Communications 1.1%

Table Summary
Value	Value
Communications	1.1%
Utilities	1.3%
Money Market Funds	1.9%
Health Care	2.3%
Energy	2.4%
Consumer Staples	3.0%
Real Estate	3.9%
Financials	8.3%
Technology	8.4%
Materials	8.8%
Industrials	28.5%
Consumer Discretionary	30.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lincoln Educational Services Corporation	2.8%
Lindblad Expeditions Holdings, Inc.	2.4%
Green Brick Partners, Inc.	2.4%
Blue Bird Corporation	2.2%
QEP Company, Inc.	2.2%
Escalade, Inc.	2.2%
Barrett Business Services, Inc.	2.1%
Liquidity Services, Inc.	2.1%
Postal Realty Trust, Inc., Class A	2.0%
United States Lime & Minerals, Inc.	1.9%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2027 at https://nsinvest.com/mutual-funds/micro-cap-fund/ or upon request at 1-855-580-0900.

On February 27, 2026, the North Star Micro Cap Fund acquired the assets and certain liabilities of the Perritt MicroCap Opportunities Fund (the “Acquired Fund”), pursuant to a plan of reorganization, approved by the Board of Trustees of the Trust, of both the Acquired Fund and the North Star Micro Cap Fund.

North Star Micro Cap Fund - Class I (NSMVX )

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://nsinvest.com/mutual-funds/micro-cap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-NSMVX

North Star Opportunity Fund

Class A (NSOPX )

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/opportunity-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$148,081,103
Number of Portfolio Holdings	69
Advisory Fee (net of waivers)	$635,808
Portfolio Turnover	22%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	71.2%
Convertible Bonds	1.6%
Corporate Bonds	17.5%
Money Market Funds	1.3%
Preferred Stocks	5.0%
U.S. Government & Agencies	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 24.2%
Technology 20.7%
Financials 17.7%
Real Estate 7.5%
Industrials 5.9%
Energy 5.8%
Health Care 5.3%
Communications 4.0%
U.S. Treasury Obligations 3.3%
Consumer Staples 3.2%
Money Market Funds 1.3%
Materials 0.9%
Other Assets in Excess of Liabilities 0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	0.9%
Money Market Funds	1.3%
Consumer Staples	3.2%
U.S. Treasury Obligations	3.3%
Communications	4.0%
Health Care	5.3%
Energy	5.8%
Industrials	5.9%
Real Estate	7.5%
Financials	17.7%
Technology	20.7%
Consumer Discretionary	24.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Advanced Micro Devices, Inc.	4.9%
QUALCOMM, Inc.	4.1%
Alphabet, Inc., Class A	4.0%
Amazon.com, Inc.	3.7%
Apple, Inc.	3.6%
Bank of America Corporation	3.2%
Madison Square Garden Entertainment Corporation	3.1%
JPMorgan Chase & Company	3.0%
Blackstone, Inc.	3.0%
Sphere Entertainment Company	2.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

North Star Opportunity Fund - Class A (NSOPX )

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://nsinvest.com/mutual-funds/opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-NSOPX

North Star Opportunity Fund

Class I (NSOIX )

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/opportunity-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$148,081,103
Number of Portfolio Holdings	69
Advisory Fee (net of waivers)	$635,808
Portfolio Turnover	22%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	71.2%
Convertible Bonds	1.6%
Corporate Bonds	17.5%
Money Market Funds	1.3%
Preferred Stocks	5.0%
U.S. Government & Agencies	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	0.9%
Money Market Funds	1.3%
Consumer Staples	3.2%
U.S. Treasury Obligations	3.3%
Communications	4.0%
Health Care	5.3%
Energy	5.8%
Industrials	5.9%
Real Estate	7.5%
Financials	17.7%
Technology	20.7%
Consumer Discretionary	24.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Advanced Micro Devices, Inc.	4.9%
QUALCOMM, Inc.	4.1%
Alphabet, Inc., Class A	4.0%
Amazon.com, Inc.	3.7%
Apple, Inc.	3.6%
Bank of America Corporation	3.2%
Madison Square Garden Entertainment Corporation	3.1%
JPMorgan Chase & Company	3.0%
Blackstone, Inc.	3.0%
Sphere Entertainment Company	2.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

North Star Opportunity Fund - Class I (NSOIX )

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://nsinvest.com/mutual-funds/opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-NSOIX

North Star Small Cap Value Fund

Institutional Class (WFICX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/small-cap-value-fund/. You can also request this information by contacting us at 1-855-580-0900. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$33,970,675
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$74,904
Portfolio Turnover	18%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.6%
Money Market Funds	7.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
28.9%
Consumer Discretionary
18.5%
Financials
16.1%
Technology
12.5%
Money Market Funds
7.5%
Real Estate
6.0%
Consumer Staples
4.3%
Communications
2.7%
Energy
2.2%
Materials
1.7%
Utilities
1.0%
Liabilities in Excess of Other Assets
-1.4%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.4%
Utilities	1.0%
Materials	1.7%
Energy	2.2%
Communications	2.7%
Consumer Staples	4.3%
Real Estate	6.0%
Money Market Funds	7.5%
Technology	12.5%
Financials	16.1%
Consumer Discretionary	18.5%
Industrials	28.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.5%
Postal Realty Trust, Inc., Class A	3.7%
Allient, Inc.	3.7%
Comfort Systems USA, Inc.	3.6%
Blue Bird Corporation	3.6%
AZZ, Inc.	3.6%
Sphere Entertainment Company	3.5%
WisdomTree, Inc.	3.4%
V2X, Inc.	3.2%
Sprott, Inc.	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2025. For more complete information, you may review the Fund’s prospectus dated March 30, 2026, which is available at https://nsinvest.com/mutual-funds/small-cap-value-fund/ or upon request at 1-855-580-0900.

Effective April 1, 2026, the Fund increased its operating expense limitation from 0.98% to 1.51% of the average daily net assets for the Institutional Class and from 1.21% to 1.76% of the average daily net assets for the Investor Class.

Effective April 1, 2026, the Fund's annual Advisory fee rate was updated from 1.00% of the average daily net assets to 1.00% on the first $100 million in net assets and 0.90% thereafter.

North Star Small Cap Value Fund - Institutional Class (WFICX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://nsinvest.com/mutual-funds/small-cap-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-WFICX

North Star Small Cap Value Fund

Investor Class (WSCVX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/small-cap-value-fund/. You can also request this information by contacting us at 1-855-580-0900. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$33,970,675
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$74,904
Portfolio Turnover	18%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.6%
Money Market Funds	7.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.4%
Utilities	1.0%
Materials	1.7%
Energy	2.2%
Communications	2.7%
Consumer Staples	4.3%
Real Estate	6.0%
Money Market Funds	7.5%
Technology	12.5%
Financials	16.1%
Consumer Discretionary	18.5%
Industrials	28.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.5%
Postal Realty Trust, Inc., Class A	3.7%
Allient, Inc.	3.7%
Comfort Systems USA, Inc.	3.6%
Blue Bird Corporation	3.6%
AZZ, Inc.	3.6%
Sphere Entertainment Company	3.5%
WisdomTree, Inc.	3.4%
V2X, Inc.	3.2%
Sprott, Inc.	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2025. For more complete information, you may review the Fund’s prospectus dated March 30, 2026, which is available at https://nsinvest.com/mutual-funds/small-cap-value-fund/ or upon request at 1-855-580-0900.

Effective April 1, 2026, the Fund increased its operating expense limitation from 0.98% to 1.51% of the average daily net assets for the Institutional Class and from 1.21% to 1.76% of the average daily net assets for the Investor Class.

Effective April 1, 2026, the Fund's annual Advisory fee rate was updated from 1.00% of the average daily net assets to 1.00% on the first $100 million in net assets and 0.90% thereafter.

North Star Small Cap Value Fund - Investor Class (WSCVX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://nsinvest.com/mutual-funds/small-cap-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-WSCVX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

North Star Opportunity Fund
Class I Shares (Symbol: NSOIX)
Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund
Class I Shares (Symbol: NSMVX)

North Star Dividend Fund
Class I Shares (Symbol: NSDVX)

North Star Bond Fund
Class I Shares (Symbol: NSBDX)

North Star Small Cap Value Fund
Investor Class Shares (Symbol: WSCVX)
Institutional Class Shares (Symbol: WFICX)

Semi-Annual Financial Statements and Additional Information
May 31, 2026

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 71.1%
	AEROSPACE & DEFENSE - 2.1%
130,000	Redwire Corporation(a)	$3,194,100

	ASSET MANAGEMENT - 5.0%
38,000	Blackstone, Inc.	4,444,860
31,500	KKR & Company, Inc.	3,022,110
		7,466,970
	BANKING - 6.2%
92,500	Bank of America Corporation	4,773,000
15,000	JPMorgan Chase & Company	4,489,650
		9,262,650
	BIOTECH & PHARMA - 3.5%
17,000	AbbVie, Inc.	3,701,240
19,000	Zoetis, Inc.	1,476,110
		5,177,350
	E-COMMERCE DISCRETIONARY - 3.7%
20,000	Amazon.com, Inc.(a)	5,412,800

	ELECTRICAL EQUIPMENT - 1.9%
295,000	Orion Energy Systems, Inc.(a)(b)	2,802,500

	ENTERTAINMENT CONTENT - 2.9%
30,777	Sphere Entertainment Company(a)	4,261,999

	INDUSTRIAL REIT - 2.4%
25,000	Innovative Industrial Properties, Inc.	1,449,750
40,000	LXP Industrial Trust	2,065,600
		3,515,350
	INTERNET MEDIA & SERVICES - 4.0%
15,500	Alphabet, Inc., Class A	5,895,270

	LEISURE FACILITIES & SERVICES - 4.1%
66,000	Madison Square Garden Entertainment Corporation(a)	4,654,980
11,000	Vail Resorts, Inc.	1,469,600
		6,124,580

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 71.1% (Continued)
	MULTI ASSET CLASS REITS - 0.8%
120,000	Global Net Lease, Inc.	$1,124,400

	OIL & GAS PRODUCERS - 5.8%
140,000	Energy Transfer, L.P.	2,683,800
16,000	Exxon Mobil Corporation	2,324,160
115,000	Kinder Morgan, Inc.	3,574,200
		8,582,160
	RETAIL - CONSUMER STAPLES - 1.1%
13,000	Target Corporation	1,651,910

	RETAIL - DISCRETIONARY - 2.0%
17,500	Boot Barn Holdings, Inc.(a)	2,972,725

	RETAIL REIT - 1.3%
31,000	Realty Income Corporation	1,899,680

	SEMICONDUCTORS - 9.7%
14,000	Advanced Micro Devices, Inc.(a)	7,225,399
5,000	NVIDIA Corporation	1,055,700
24,000	QUALCOMM, Inc.	6,024,480
		14,305,579
	SOFTWARE - 1.8%
4,700	Intuit, Inc.	1,558,191
6,000	Salesforce, Inc.	1,146,600
		2,704,791
	SPECIALTY REIT - 1.8%
50,000	EPR Properties	2,852,500

	TECHNOLOGY HARDWARE - 6.3%
17,300	Apple, Inc.	5,398,638
32,000	Cisco Systems, Inc.	3,853,440
		9,252,078

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 71.1% (Continued)
	TECHNOLOGY SERVICES - 1.9%
29,000	Paychex, Inc.	$2,812,420

	TOBACCO & CANNABIS - 1.0%
175,000	Green Thumb Industries, Inc.(a)	1,412,250

	WHOLESALE - DISCRETIONARY - 1.8%
62,800	Acme United Corporation	2,650,160

	TOTAL COMMON STOCKS (Cost $42,336,963)	105,334,222

	PREFERRED STOCKS — 5.0%
	ASSET MANAGEMENT — 0.5%
34,000	Compass Diversified Holdings - Series B, 7.8750%	760,920

	BANKING — 1.8%
31,000	Bank of Hawaii Corporation, 8.0000%	816,230
32,000	First Busey Corporation, 8.2500%	818,240
35,000	Wintrust Financial Corporation, 7.8750%	917,700
		2,552,170
	COMMERCIAL SUPPORT SERVICES — 0.5%
80,000	Star Equity Holdings, Inc., 10.0000%	788,800

	REAL ESTATE INVESTMENT TRUSTS — 1.2%
33,000	EPR Properties - Series C, 5.7500%	841,830
19,000	Lexington Realty Trust - Series C, 6.5000%	869,630
		1,711,460
	SOFTWARE — 1.0%
15,500	Strategy, Inc. - Series A, 10.500%	1,534,345

	TOTAL PREFERRED STOCKS (Cost $7,163,250)	7,347,695

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 1.6%
	ASSET MANAGEMENT — 0.9%
1,000,000	WisdomTree, Inc.(c)	4.6250	08/15/30	$1,257,500

	LEISURE PRODUCTS — 0.7%
1,133,000	Winnebago Industries, Inc.	3.2500	01/15/30	1,041,794

	TOTAL CONVERTIBLE BONDS (Cost $2,120,892)			2,299,294

	CORPORATE BONDS — 17.5%
	AEROSPACE & DEFENSE — 0.4%
650,000	TransDigm, Inc.	4.6250	01/15/29	641,419

	ASSET MANAGEMENT — 0.8%
1,200,000	Blue Owl Capital Corporation	5.9500	03/15/29	1,200,457

	BANKING — 0.8%
1,250,000	Wintrust Financial Corporation	4.8500	06/06/29	1,229,060

	BIOTECH & PHARMA — 0.8%
1,200,000	Elanco Animal Health, Inc.	6.4000	08/28/28	1,234,738

	CONSUMER SERVICES — 0.9%
1,400,000	Carriage Services, Inc.	4.2500	05/15/29	1,340,359

	ENGINEERING & CONSTRUCTION — 0.9%
1,250,000	Brundage-Bone Concrete Pumping Holdings, Inc.(c)	7.5000	02/01/32	1,288,704

	HOME & OFFICE PRODUCTS — 2.3%
1,500,000	ACCO Brands Corporation(c)	4.2500	03/15/29	1,381,680
800,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	799,587
1,300,000	Steelcase, Inc.	5.1250	01/18/29	1,274,253
				3,455,520

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.5% (Continued)
	HOME CONSTRUCTION — 0.9%
1,300,000	Beazer Homes USA, Inc.	5.8750	10/15/27	$1,301,344

	HOUSEHOLD PRODUCTS — 1.2%
800,000	Energizer Holdings, Inc.	4.7500	06/15/28	790,691
1,000,000	Energizer Holdings, Inc.(c)	6.0000	09/15/33	954,426
				1,745,117
	INSURANCE — 0.8%
1,200,000	Horace Mann Educators Corporation	4.7000	10/01/30	1,186,365

	LEISURE FACILITIES & SERVICES — 4.1%
1,200,000	Brinker International, Inc.(c)	8.2500	07/15/30	1,254,518
1,200,000	Carnival Corporation	6.6500	01/15/28	1,224,983
1,200,000	Churchill Downs, Inc.(c)	4.7500	01/15/28	1,188,690
1,200,000	Lindblad Expeditions, LLC(c)	7.0000	09/15/30	1,235,876
1,200,000	Vail Resorts, Inc.	5.6250	07/15/30	1,203,618
				6,107,685
	MEDICAL EQUIPMENT & DEVICES — 1.0%
1,800,000	Embecta Corporation(c)	6.7500	02/15/30	1,480,898

	METALS & MINING — 0.9%
1,200,000	Compass Minerals International, Inc.(c)	8.0000	07/01/30	1,269,954

	RETAIL - DISCRETIONARY — 0.8%
1,150,000	BlueLinx Holdings, Inc.(c)	6.0000	11/15/29	1,128,135

	SPECIALTY FINANCE — 0.9%
1,250,000	EZCORP, Inc.(c)	7.3750	04/01/32	1,326,304

	TOTAL CORPORATE BONDS (Cost $26,213,409)			25,936,059

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 3.3%
	U.S. TREASURY BILLS — 3.3%
2,000,000	United States Treasury Bill(d)	3.5500	07/02/26	$1,993,787
1,000,000	United States Treasury Bill(d)	3.6400	09/03/26	990,626
2,000,000	United States Treasury Bill(d)	3.6800	10/01/26	1,975,500
				4,959,913
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,960,530)			4,959,913

Shares
	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
1,919,243	First American Treasury Obligations Fund, Class X, 3.54%(e) (Cost $1,919,243)	1,919,243

	TOTAL INVESTMENTS - 99.8% (Cost $84,714,287)	$147,796,426
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	284,677
	NET ASSETS - 100.0%	$148,081,103

LLC	- Limited Liability Company

L.P.	- Limited Partnership

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Affiliated Company – North Star Opportunity Fund holds in excess of 5% outstanding voting securities of this security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the total market value of Rule 144A securities is $13,766,685 or 9.3% of net assets.

(d)	Zero coupon bond. Rate disclosed is the current yield as of May 31, 2026.

(e)	Rate disclosed is the seven day effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1%
	AEROSPACE & DEFENSE - 2.0%
50,000	Coda Octopus Group, Inc.(a)	$627,000
20,300	Ducommun, Inc.(a)	3,090,066
		3,717,066
	APPAREL & TEXTILE PRODUCTS - 5.2%
69,000	Movado Group, Inc.	2,641,320
85,000	Rocky Brands, Inc.	3,286,100
279,000	Superior Group of Companies, Inc.	3,568,409
		9,495,829
	ASSET MANAGEMENT - 3.4%
52,000	Compass Diversified Holdings	590,200
168,000	GCM Grosvenor, Inc., Class A	1,785,840
110,000	Silvercrest Asset Management Group, Inc., Class A	1,246,300
395,000	US Global Investors, Inc., Class A	1,042,800
102,000	Westwood Holdings Group, Inc.	1,678,920
		6,344,060
	AUTOMOTIVE - 1.6%
59,731	Miller Industries, Inc.	2,861,712

	BANKING - 2.7%
50,500	Bar Harbor Bankshares	1,764,470
50,000	First Busey Corporation	1,368,500
57,000	Flushing Financial Corporation	910,290
22,000	Virginia National Bankshares Corporation	954,580
		4,997,840
	BEVERAGES - 0.0%(b)
278,942	Truett-Hurst, Inc.(a)(c)(d)(e)	—

	CHEMICALS - 1.0%
90,000	Flexible Solutions International, Inc.(a)	598,500
148,000	Northern Technologies International Corporation	1,184,000
		1,782,500
	COMMERCIAL SUPPORT SERVICES - 6.3%
120,000	Barrett Business Services, Inc.	3,904,801
135,000	DLH Holdings Corporation(a)	757,350

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 6.3% (Continued)
98,000	Hackett Group, Inc. (The)	$1,129,940
168,000	Healthcare Services Group, Inc.(a)	3,460,800
123,883	Information Services Group, Inc.	558,712
116,132	Perma-Fix Environmental Services, Inc.(a)	1,140,416
55,000	Star Equity Holdings, Inc.(a)	642,950
		11,594,969
	CONSTRUCTION MATERIALS - 4.1%
19,000	Apogee Enterprises, Inc.	729,790
124,000	Concrete Pumping Holdings, Inc.(a)	969,680
20,000	NWPX Infrastructure, Inc.(a)	2,359,200
31,500	United States Lime & Minerals, Inc.	3,590,685
		7,649,355
	CONSUMER SERVICES - 4.0%
40,000	Carriage Services, Inc.	1,647,600
110,000	Lincoln Educational Services Corporation(a)	5,095,200
15,000	Universal Technical Institute, Inc.(a)	561,150
		7,303,950
	CONTAINERS & PACKAGING - 0.9%
61,000	Karat Packaging, Inc.	1,654,320

	E-COMMERCE DISCRETIONARY - 2.3%
65,000	CarParts.com, Inc.(a)	360,100
107,000	Liquidity Services, Inc.(a)	3,874,470
		4,234,570
	ELECTRICAL EQUIPMENT - 4.6%
39,000	Allient, Inc.	3,087,240
12,000	Bel Fuse, Inc., Class B	3,294,240
89,000	LSI Industries, Inc.	2,156,470
		8,537,950
	ENGINEERING & CONSTRUCTION - 1.1%
32,000	Bowman Consulting Group Ltd.(a)	1,008,960
70,000	Orion Group Holdings, Inc.(a)	963,200
		1,972,160

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	FOOD - 1.6%
75,000	Beachbody Company, Inc. (The)(a)	$820,500
97,000	Nature’s Sunshine Products, Inc.(a)	2,064,160
		2,884,660
	GAS & WATER UTILITIES - 1.3%
223,000	Global Water Resources, Inc.	1,625,670
82,000	Pure Cycle Corporation(a)	848,700
		2,474,370
	HEALTH CARE FACILITIES & SERVICES - 1.4%
182,000	InfuSystem Holdings, Inc.(a)	1,650,740
100,000	Viemed Healthcare, Inc.(a)	984,000
		2,634,740
	HOME & OFFICE PRODUCTS - 1.3%
115,000	Hamilton Beach Brands Holding Company, Class A	2,334,500

	HOME CONSTRUCTION - 3.7%
66,000	Green Brick Partners, Inc.(a)	4,439,160
80,000	Interface, Inc.	2,368,000
		6,807,160
	HOUSEHOLD PRODUCTS - 0.5%
19,800	Central Garden & Pet Company(a)	761,904
4,950	Central Garden & Pet Company, Class A(a)	168,944
		930,848
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.4%
85,000	Eastern Company (The)	1,830,050
30,000	Mayville Engineering Company, Inc.(a)	805,500
		2,635,550
	INDUSTRIAL SUPPORT SERVICES - 1.4%
46,000	EVI Industries, Inc.	803,160
120,000	NPK International, Inc.(a)	1,742,400
		2,545,560

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	INSURANCE - 1.0%
168,000	Crawford & Company, Class A	$1,755,600

	INTERNET MEDIA & SERVICES - 0.5%
285,000	DHI Group, Inc.(a)	1,006,050

	LEISURE FACILITIES & SERVICES - 2.4%
194,000	Lindblad Expeditions Holdings, Inc.(a)	4,452,300

	LEISURE PRODUCTS - 3.1%
214,000	Escalade, Inc.	4,016,780
39,000	Johnson Outdoors, Inc., Class A	1,745,640
		5,762,420
	MACHINERY - 7.4%
16,100	Alamo Group, Inc.	2,426,431
47,000	CECO Environmental Corporation(a)	3,513,250
117,000	Gencor Industries, Inc.(a)	1,650,870
83,400	QEP Company, Inc.	4,062,831
10,500	Tennant Company	904,155
58,000	Twin Disc, Inc.	967,440
		13,524,977
	MEDICAL EQUIPMENT & DEVICES - 0.9%
34,000	Electromed, Inc.(a)	1,282,480
125,586	Sensus Healthcare, Inc.(a)	388,061
		1,670,541
	METALS & MINING - 2.8%
300,000	Avino Silver & Gold Mines Ltd.(a)	2,196,000
150,000	Endeavour Silver Corporation(a)	1,495,500
68,000	McEwen Mining, Inc.(a)	1,488,520
		5,180,020
	OIL & GAS PRODUCERS - 2.0%
184,000	Evolution Petroleum Corporation	780,160
275,000	VAALCO Energy, Inc.	1,435,500
92,000	Vitesse Energy, Inc.	1,589,760
		3,805,420

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
17,000	Natural Gas Services Group, Inc.	$668,100

	REAL ESTATE OWNERS & DEVELOPERS - 1.2%
95,000	Legacy Housing Corporation(a)	2,280,950

	RETAIL - DISCRETIONARY - 4.3%
17,000	Boot Barn Holdings, Inc.(a)	2,887,790
67,000	Build-A-Bear Workshop, Inc.	2,493,070
90,500	Ethan Allen Interiors, Inc.	1,866,110
33,000	Shoe Carnival, Inc.	584,100
		7,831,070
	RETAIL REIT - 0.6%
60,000	Modiv Industrial, Inc.	1,089,600

	SEMICONDUCTORS - 0.5%
30,000	Photronics, Inc.(a)	970,500

	SOFTWARE - 4.5%
198,000	Asure Software, Inc.(a)	1,831,500
22,000	Consensus Cloud Solutions, Inc.(a)	755,700
20,000	IBEX Holdings Ltd.(a)	632,800
118,000	Mitek Systems, Inc.(a)	2,027,240
65,000	Perion Network Ltd.(a)	551,850
145,000	Simulations Plus, Inc.(a)	2,480,950
		8,280,040
	SPECIALTY FINANCE - 1.2%
70,000	EZCORP, Inc., Class A(a)	2,186,800

	SPECIALTY REIT - 2.0%
163,000	Postal Realty Trust, Inc., Class A	3,755,520

	TECHNOLOGY HARDWARE - 2.8%
14,000	BK Technologies Corporation(a)	1,155,700
160,000	Creative Realities, Inc.(a)	588,800

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	TECHNOLOGY HARDWARE - 2.8% (Continued)
295,000	Powerfleet, Inc.(a)	$1,153,450
167,000	Turtle Beach Corporation(a)	2,177,680
		5,075,630
	TECHNOLOGY SERVICES - 0.6%
357,000	Research Solutions, Inc.(a)	778,260
180,000	Usio, Inc.(a)	289,800
		1,068,060
	TELECOMMUNICATIONS - 0.6%
60,000	Ooma, Inc.(a)	1,059,000

	TRANSPORTATION & LOGISTICS - 1.1%
235,000	Radiant Logistics, Inc.(a)	1,995,150

	TRANSPORTATION EQUIPMENT - 3.2%
76,000	Aebi Schmidt Holding A.G.	948,480
61,000	Blue Bird Corporation(a)	4,133,970
110,000	FreightCar America, Inc.(a)	836,000
		5,918,450
	WHOLESALE - CONSUMER STAPLES - 0.9%
890,000	HF Foods Group, Inc.(a)	1,735,500

	WHOLESALE - DISCRETIONARY - 2.3%
81,000	Acme United Corporation	3,418,200
148,000	Alliance Entertainment Holding Corporation(a)	896,880
		4,315,080

	TOTAL COMMON STOCKS (Cost $98,935,031)	180,780,447

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
3,442,139	First American Treasury Obligations Fund, Class X, 3.54%(f) (Cost $3,442,139)	$3,442,139

	TOTAL INVESTMENTS - 100.0% (Cost $102,377,170)	$184,222,586
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(88,698)
	NET ASSETS - 100.0%	$184,133,888

A.G.	- Aktiengesellschaft

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.

(d)	Illiquid security. The total fair value of these securities as of May 31, 2026 was $0, representing 0% of net assets.

(e)	Valued using unobservable inputs and fair valued by the Adviser. Security is Level 3.

(f)	Rate disclosed is the seven day effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0%
	APPAREL & TEXTILE PRODUCTS - 9.0%
60,000	Movado Group, Inc.	$2,296,800
56,000	Rocky Brands, Inc.	2,164,960
181,000	Superior Group of Companies, Inc.	2,314,990
59,000	Weyco Group, Inc.	2,082,110
		8,858,860
	ASSET MANAGEMENT - 7.8%
88,000	GCM Grosvenor, Inc.	935,440
70,000	Newtek Business Services Corporation	971,600
24,300	Sprott, Inc.	3,183,543
151,000	Westwood Holdings Group, Inc.	2,485,460
		7,576,043
	AUTOMOTIVE - 1.3%
33,000	Standard Motor Products, Inc.	1,293,270

	BANKING - 7.3%
15,850	Bank of Hawaii Corporation	1,214,110
76,500	Bar Harbor Bankshares	2,672,910
22,000	National Bank Holdings Corporation, Class A	920,260
19,000	Virginia National Bankshares Corporation	824,410
10,000	Wintrust Financial Corporation	1,502,300
		7,133,990
	CHEMICALS - 4.6%
46,000	Oil-Dri Corporation of America	3,526,360
18,500	Stepan Company	977,725
		4,504,085
	COMMERCIAL SUPPORT SERVICES - 2.9%
23,200	ABM Industries, Inc.	906,192
48,000	Ennis, Inc.	982,080
200,000	Resources Connection, Inc.	904,000
		2,792,272
	CONSTRUCTION MATERIALS - 0.7%
18,100	Apogee Enterprises, Inc.	695,221

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	CONTAINERS & PACKAGING - 1.0%
36,000	Karat Packaging, Inc.	$976,320

	ELECTRIC UTILITIES - 7.5%
46,000	Avista Corporation	1,907,620
38,000	Northwestern Energy Group, Inc.	2,683,180
11,600	Otter Tail Corporation	1,005,256
33,500	Unitil Corporation	1,676,005
		7,272,061
	ELECTRICAL EQUIPMENT - 1.1%
45,000	LSI Industries, Inc.	1,090,350

	FOOD - 0.9%
11,700	J & J Snack Foods Corporation	890,604

	GAS & WATER UTILITIES - 11.0%
59,000	Artesian Resources Corporation, Class A	1,918,680
170,000	Global Water Resources, Inc.	1,239,300
39,000	H2O America	2,255,370
48,000	Northwest Natural Holding Company	2,327,520
90,000	RGC Resources, Inc.	2,074,500
31,500	York Water Company (The)	941,850
		10,757,220
	HOME & OFFICE PRODUCTS - 4.5%
246,000	ACCO Brands Corporation	974,160
36,000	Flexsteel Industries, Inc.	2,074,320
64,000	Hamilton Beach Brands Holding Company, Class A	1,299,200
		4,347,680
	HOUSEHOLD PRODUCTS - 2.6%
169,000	Crown Crafts, Inc.	485,030
111,000	Energizer Holdings, Inc.	2,022,420
		2,507,450
	INDUSTRIAL REIT - 1.1%
21,400	LXP Industrial Trust	1,105,096

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	INSURANCE - 2.0%
87,000	Crawford & Company, Class A	$909,150
23,000	Horace Mann Educators Corporation	1,051,790
		1,960,940
	LEISURE PRODUCTS - 3.8%
143,000	Escalade, Inc.	2,684,110
23,000	Johnson Outdoors, Inc., Class A	1,029,480
		3,713,590
	OIL & GAS PRODUCERS - 2.9%
220,000	Evolution Petroleum Corporation	932,800
31,000	Riley Exploration Permian, Inc.	1,031,060
51,000	Vitesse Energy, Inc.	881,280
		2,845,140
	OIL & GAS SERVICES & EQUIPMENT - 3.5%
187,000	Select Water Solutions, Inc., Class A	3,352,910

	RESIDENTIAL REIT - 1.9%
125,000	UMH Properties, Inc.	1,877,500

	RETAIL - CONSUMER STAPLES - 2.4%
50,000	Village Super Market, Inc., Class A	2,323,000

	RETAIL - DISCRETIONARY - 4.1%
22,000	Buckle, Inc. (The)	1,009,140
99,000	Ethan Allen Interiors, Inc.	2,041,380
56,000	Shoe Carnival, Inc.	991,200
		4,041,720
	RETAIL REIT - 1.2%
62,000	Modiv Industrial, Inc.	1,125,920

	SPECIALTY FINANCE - 2.4%
14,000	GATX Corporation	2,367,120

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	SPECIALTY REIT - 4.0%
168,000	Postal Realty Trust, Inc., Class A	$3,870,720

	TECHNOLOGY SERVICES - 1.5%
23,000	John Wiley & Sons, Inc., Class A	967,840
16,100	Value Line, Inc.	518,420
		1,486,260
	TELECOMMUNICATIONS - 1.0%
90,000	Spok Holdings, Inc.	953,100

	TRANSPORTATION & LOGISTICS - 1.0%
15,000	Euroseas Ltd.	955,500

	TOTAL COMMON STOCKS (Cost $66,584,731)	92,673,942

	PREFERRED STOCK — 0.9%
	HOME CONSTRUCTION — 0.9%
40,000	Green Brick Partners, Inc., 5.7500%	916,000

	TOTAL PREFERRED STOCK (Cost $846,709)	916,000

	SHORT-TERM INVESTMENT — 3.9%
	MONEY MARKET FUND - 3.9%
3,824,646	First American Treasury Obligations Fund, Class X, 3.54%(a) (Cost $3,824,646)	3,824,646

	TOTAL INVESTMENTS - 99.8% (Cost $71,256,086)	$97,414,588
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	152,540
	NET ASSETS - 100.0%	$97,567,128

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	PREFERRED STOCKS — 12.9%
	ASSET MANAGEMENT — 1.0%
16,000	Compass Diversified Holdings - Series B, 7.8750%	$358,080

	BANKING — 4.4%
28,000	Bank of Hawaii Corporation, 8.0000%	737,240
28,000	First Busey Corporation, 8.2500%	715,960
6,000	Wintrust Financial Corporation, 7.8750%	157,320
		1,610,520
	COMMERCIAL SUPPORT SERVICES — 0.9%
35,000	Star Equity Holdings, Inc., 10.0000%	345,100

	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
1,000,000	Mellon Capital IV - Series 1, 4.5119%	850,127

	REAL ESTATE INVESTMENT TRUSTS — 4.3%
32,000	EPR Properties - Series C, 5.7500%	816,320
16,000	LXP Industrial Trust - Series C, 6.5000%	732,320
		1,548,640

	TOTAL PREFERRED STOCKS (Cost $4,543,534)	4,712,467

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BOND — 1.3%
	LEISURE PRODUCTS — 1.3%
514,000	Winnebago Industries, Inc.	3.2500	01/15/30	472,623

	TOTAL CONVERTIBLE BOND (Cost $481,567)			472,623

	CORPORATE BONDS — 81.4%
	AEROSPACE & DEFENSE — 1.6%
600,000	TransDigm, Inc.	4.6250	01/15/29	592,079

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 81.4% (Continued)
	APPAREL & TEXTILE PRODUCTS — 4.1%
1,475,000	Under Armour, Inc.	3.2500	06/15/26	$1,477,674

	ASSET MANAGEMENT — 2.3%
850,000	Blackstone Private Credit Fund	2.6250	12/15/26	840,120

	BANKING — 4.1%
1,500,000	Wintrust Financial Corporation	4.8500	06/06/29	1,474,871

	BIOTECH & PHARMA — 4.0%
1,400,000	Elanco Animal Health, Inc.	6.4000	08/28/28	1,440,527

	CONSUMER SERVICES — 3.4%
1,300,000	Carriage Services, Inc.	4.2500	05/15/29	1,244,619

	ENGINEERING & CONSTRUCTION — 2.6%
900,000	Brundage-Bone Concrete Pumping Holdings, Inc.(a)	7.5000	02/01/32	927,867

	HOME & OFFICE PRODUCTS — 11.7%
1,500,000	ACCO Brands Corporation(a)	4.2500	03/15/29	1,381,679
1,510,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,509,221
1,400,000	Steelcase, Inc.	5.1250	01/18/29	1,372,272
				4,263,172
	HOME CONSTRUCTION — 6.8%
1,475,000	Beazer Homes USA, Inc.	5.8750	10/15/27	1,476,525
1,000,000	M/I Homes, Inc.	4.9500	02/01/28	1,000,424
				2,476,949
	HOUSEHOLD PRODUCTS — 6.5%
1,300,000	Central Garden & Pet Company	4.1250	10/15/30	1,230,228
200,000	Energizer Holdings, Inc.	4.7500	06/15/28	197,673
1,000,000	Energizer Holdings, Inc.(a)	6.0000	09/15/33	954,427
				2,382,328
	INSURANCE — 3.5%
1,300,000	Horace Mann Educators Corporation	4.7000	10/01/30	1,285,229

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 81.4% (Continued)
	LEISURE FACILITIES & SERVICES — 16.0%
1,300,000	Brinker International, Inc.(a)	8.2500	07/15/30	$1,359,060
250,000	Carnival Corporation	6.6500	01/15/28	255,205
1,450,000	Churchill Downs, Inc.(a)	4.7500	01/15/28	1,436,333
1,300,000	Lindblad Expeditions, LLC(a)	7.0000	09/15/30	1,338,866
1,400,000	Vail Resorts, Inc.	5.6250	07/15/30	1,404,221
				5,793,685
	MEDICAL EQUIPMENT & DEVICES — 2.8%
1,250,000	Embecta Corporation(a)	6.7500	02/15/30	1,028,402

	OIL & GAS SERVICES & EQUIPMENT — 4.2%
1,500,000	Oceaneering International, Inc.	6.0000	02/01/28	1,515,041

	REAL ESTATE INVESTMENT TRUSTS — 3.8%
1,400,000	EPR Properties	4.9500	04/15/28	1,401,575

	RETAIL - DISCRETIONARY — 3.6%
1,350,000	BlueLinx Holdings, Inc.(a)	6.0000	11/15/29	1,324,333

	SPECIALTY FINANCE — 0.4%
150,000	EZCORP, Inc.(a)	7.3750	04/01/32	159,157

	TOTAL CORPORATE BONDS (Cost $29,719,237)			29,627,628

Shares
	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
991,874	First American Treasury Obligations Fund, Class X, 3.54%(b) (Cost $991,874)	991,874

	TOTAL INVESTMENTS - 98.3% (Cost $35,736,212)	$35,804,592
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	622,652
	NET ASSETS - 100.0%	$36,427,244

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

LLC	- Limited Liability Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the total market value of Rule 144A securities is $9,910,124 or 27.2% of net assets..

(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

North Star Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 93.9%
	ASSET MANAGEMENT - 8.6%
31,000	GCM Grosvenor, Inc.	$329,530
24,000	Newtek Business Services Corporation	333,120
8,200	Sprott, Inc.	1,074,282
61,600	WisdomTree, Inc.	1,173,480
		2,910,412
	BANKING - 7.5%
15,500	Bar Harbor Bankshares	541,570
3,710	City Holding Company	461,190
12,000	NBT Bancorp, Inc.	554,880
10,700	QCR Holdings, Inc.	986,005
		2,543,645
	COMMERCIAL SUPPORT SERVICES - 2.2%
35,000	Hackett Group, Inc. (The)	403,550
55,000	Legalzoom.com, Inc.(a)	345,950
		749,500
	CONSUMER SERVICES - 2.6%
19,000	Lincoln Educational Services Corporation(a)	880,080

	E-COMMERCE DISCRETIONARY - 4.1%
29,000	Liquidity Services, Inc.(a)	1,050,090
37,000	RealReal, Inc. (The)(a)	356,680
		1,406,770
	ELECTRICAL EQUIPMENT - 8.8%
15,700	Allient, Inc.	1,242,812
44,000	LSI Industries, Inc.	1,066,120
3,100	OSI Systems, Inc.(a)	671,925
		2,980,857
	ENGINEERING & CONSTRUCTION - 3.6%
675	Comfort Systems USA, Inc.	1,234,042

	ENTERTAINMENT CONTENT - 5.4%
64,000	Reservoir Media, Inc.(a)	660,480
8,500	Sphere Entertainment Company(a)	1,177,080
		1,837,560

The accompanying notes are an integral part of these financial statements.

North Star Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 93.9% (Continued)
	FOOD - 1.0%
24,000	Mama’s Creations Inc.(a)	$331,200

	GAS & WATER UTILITIES - 1.0%
5,800	H2O America	335,414

	HOME CONSTRUCTION - 3.4%
9,500	Champion Homes, Inc.(a)	699,485
15,000	Interface, Inc.	444,000
		1,143,485
	HOUSEHOLD PRODUCTS - 2.3%
11,000	Central Garden & Pet Company(a)	423,280
20,000	Energizer Holdings, Inc.	364,400
		787,680
	INDUSTRIAL INTERMEDIATE PROD - 3.6%
9,000	AZZ, Inc.	1,219,590

	INDUSTRIAL SUPPORT SERVICES - 2.5%
16,000	EVI Industries, Inc.	279,360
3,000	VSE Corporation	555,450
		834,810
	INTERNET MEDIA & SERVICES - 0.8%
11,500	Yelp, Inc.(a)	262,200

	LEISURE FACILITIES & SERVICES - 1.2%
17,000	OneSpaWorld Holdings Ltd.	403,750

	OIL & GAS PRODUCERS - 2.2%
4,400	Gulfport Energy Corporation(a)	741,796

	REAL ESTATE OWNERS & DEVELOPERS - 0.4%
68,000	Mobile Infrastructure Corporation(a)	150,280

The accompanying notes are an integral part of these financial statements.

North Star Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 93.9% (Continued)
	RESIDENTIAL REIT - 1.8%
40,000	UMH Properties, Inc.	$600,800

	RETAIL - DISCRETIONARY - 2.9%
3,800	Boot Barn Holdings, Inc.(a)	645,506
20,000	Shoe Carnival, Inc.	354,000
		999,506
	SEMICONDUCTORS - 5.5%
6,400	Axcelis Technologies, Inc.(a)	962,624
3,300	Silicon Motion Technology Corporation - ADR	913,671
		1,876,295
	SOFTWARE - 3.6%
20,000	Mitek Systems, Inc.(a)	343,600
50,000	Simulations Plus, Inc.(a)	855,500
		1,199,100
	SPECIALTY REIT - 3.7%
55,500	Postal Realty Trust, Inc., Class A	1,278,720

	STEEL - 1.7%
7,800	Commercial Metals Company	593,190

	TECHNOLOGY HARDWARE - 3.4%
16,000	Daktronics, Inc.(a)	330,880
11,000	IMAX Corporation(a)	436,480
30,000	Turtle Beach Corporation(a)	391,200
		1,158,560
	TECHNOLOGY SERVICES - 3.2%
13,000	V2X, Inc.(a)	1,080,690

	TOBACCO & CANNABIS - 1.0%
42,000	Green Thumb Industries, Inc.(a)	338,940

	TRANSPORTATION & LOGISTICS - 1.5%
12,500	Covenant Logistics Group, Inc.	496,250

The accompanying notes are an integral part of these financial statements.

North Star Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 93.9% (Continued)
	TRANSPORTATION EQUIPMENT - 3.6%
18,000	Blue Bird Corporation(a)	$1,219,860

	WHOLESALE - DISCRETIONARY - 0.8%
47,000	Alliance Entertainment Holding Corporation(a)	284,820

	TOTAL COMMON STOCKS (Cost $16,306,902)	31,879,802

	SHORT-TERM INVESTMENT — 7.5%
	MONEY MARKET FUND - 7.5%
2,551,096	First American Treasury Obligations Fund, Class X, 3.54%(b) (Cost $2,551,096)	2,551,096

	TOTAL INVESTMENTS - 101.4% (Cost $18,857,998)	$34,430,898
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(460,223)
	NET ASSETS - 100.0%	$33,970,675

ADR	- American Depositary Receipt

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2026

	North Star	North Star	North Star	North Star	North Star
	Opportunity	Micro Cap	Dividend	Bond	Small Cap
	Fund	Fund	Fund	Fund	Value Fund
Assets:
Investments in Unaffiliated Securities at Cost	$81,383,432	$102,377,170	$71,256,086	$35,736,212	$18,857,998
Investments in Non-controlled Affiliated Securities at Cost	3,330,855	—	—	—	—
Total Securities at Cost	84,714,287	102,377,170	71,256,086	35,736,212	18,857,998
Investments in Unaffiliated Securities at Value	$144,993,926	$184,222,586	$97,414,588	$35,804,592	$34,430,898
Investments in Non-controlled Affiliated Securities at Value	2,802,500	—	—	—	—
Total Securities at Value	147,796,426	184,222,586	97,414,588	35,804,592	34,430,898
Dividends and Interest Receivable	575,981	96,981	277,656	487,553	37,565
Receivable for Securities Sold	—	—	—	287,103	—
Receivable for Fund Shares Sold	—	106	—	—	—
Prepaid Expenses and Other Assets	28,072	27,248	19,653	16,662	24,150
Total Assets	148,400,479	184,346,921	97,711,897	36,595,910	34,492,613

Liabilities:
Payable for Securities Purchased	95,738	—	—	99,100	344,422
Payable for Fund Shares Redeemed	—	—	—	—	102,903
Investment Advisory Fees Payable	122,367	147,708	81,910	26,246	23,541
Distribution (12b-1) Fees Payable	2,672	—	—	—	6,651
Payable to Related Parties	58,272	31,037	33,932	20,416	25,996
Audit and Tax Fees Payable	10,313	9,664	10,456	9,159	8,126
Accrued Expenses and Other Liabilities	30,014	24,624	18,471	13,745	10,299
Total Liabilities	319,376	213,033	144,769	168,666	521,938

Net Assets	$148,081,103	$184,133,888	$97,567,128	$36,427,244	$33,970,675

Composition of Net Assets:
At May 31, 2026, Net Assets consisted of:
Paid-in-Capital	$68,917,955	$125,603,028	$68,985,920	$39,950,129	$14,180,859
Accumulated Earnings/(Losses)	79,163,148	58,530,860	28,581,208	(3,522,885)	19,789,816
Net Assets	$148,081,103	$184,133,888	$97,567,128	$36,427,244	$33,970,675

Net Asset Value Per Share:
Class I Shares:
Net Assets	$138,794,251	$184,133,888	$97,567,128	$36,427,244
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	6,972,444	4,144,600	4,007,673	4,133,357
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share*	$19.91	$44.43	$24.35	$8.81

Class A Shares:
Net Assets	$9,286,852
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	462,886
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price Per Share*	$20.06
Maximum Offering Price Per Share (Maximum Sales Charge of 5.75%)	$21.28

Institutional Class Shares:
Net Assets					$2,283,030
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)					130,011
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share					$17.56

Investor Class Shares:
Net Assets					$31,687,645
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)					1,804,846
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share					$17.56

*	The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2026

					North Star
	North Star	North Star	North Star	North Star Bond	Small Cap
	Opportunity Fund	Micro Cap Fund	Dividend Fund	Fund	Value Fund
Investment Income
Dividends from Unaffiliated Investments (net of $0, $0, $3,143, $0, and $1,017 in foreign dividend tax withheld)	$1,141,540	$975,543	$1,778,491	$122,270	$136,432
Interest	937,593	157,459	85,484	902,660	53,677
Total Investment Income	2,079,133	1,133,002	1,863,975	1,024,930	190,109

Expenses
Investment Advisory Fees	666,304	711,222	454,578	152,282	158,948
Distribution (12b-1) Fees - Class A	12,128	—	—	—	—
Distribution (12b-1) Fees - Investor Class	—	—	—	—	36,495
Administrative Service Fees	74,690	53,681	40,805	25,410	23,923
Third Party Administrative Servicing Fees	59,623	47,210	43,266	18,283	1,591
Accounting Service Fees	30,751	22,941	20,952	9,913	8,539
Registration Fees	20,146	12,586	12,636	10,920	20,300
Transfer Agent Fees	18,116	6,736	12,149	7,795	6,617
Legal Fees	11,622	10,681	11,527	11,956	12,667
Trustees’ Fees and Expenses	11,263	12,410	11,904	12,307	11,204
Audit and Tax Fees	10,114	9,981	10,626	9,524	8,106
Chief Compliance Officer Fees	7,280	7,166	5,379	3,304	4,554
Printing Expense	4,321	3,990	1,241	182	3,074
Insurance Expense	3,674	2,478	1,952	1,200	2,073
Custodian Fees	1,316	854	1,064	896	3,494
Other Expenses	2,045	3,612	3,668	807	2,944
Total Expenses	933,393	905,548	631,747	264,779	304,529
Fees Waived by the Adviser	(30,496)	—	—	—	(84,044)
Net Expenses	902,897	905,548	631,747	264,779	220,485

Net Investment Income (Loss)	1,176,236	227,454	1,232,228	760,151	(30,376)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain:
on Unaffiliated Investments	15,780,639	4,460,464	2,315,826	36,848	4,255,536
on Foreign Currency Transactions	—	—	3	—	—
Total Net Realized Gain	15,780,639	4,460,464	2,315,829	36,848	4,255,536
Net Change in Unrealized Appreciation (Depreciation):
on Unaffiliated Investments	(221,459)	11,111,811	9,606,798	(328,167)	2,174,668
on Non-Controlled Affiliated Investments	(1,589,775)	—	—	—	—
on Foreign Currency Translations	—	—	(121)	—	(32)
Total Net Change in Unrealized Appreciation (Depreciation)	(1,811,234)	11,111,811	9,606,677	(328,167)	2,174,636

Net Realized and Unrealized Gain (Loss) on Investments	13,969,405	15,572,275	11,922,506	(291,319)	6,430,172

Net Increase in Net Assets Resulting From Operations	$15,145,641	$15,799,729	$13,154,734	$468,832	$6,399,796

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund
	For the Six Months	For the Year
	Ended	Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
Operations
Net Investment Income	$1,176,236	$1,700,960
Net Realized Gain on Investments	15,780,639	6,474,534
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,811,234)	1,188,485
Net Increase in Net Assets Resulting From Operations	15,145,641	9,363,979

Distributions to Shareholders:
Distributions Paid
Class I	(6,903,718)	(5,077,673)
Class A	(546,378)	(429,723)
Total Distributions Paid	(7,450,096)	(5,507,396)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (65,955 and 87,278 shares, respectively)	1,225,180	1,520,386
Distributions Reinvested (282,250 and 215,806 shares, respectively)	5,157,364	3,780,205
Cost of Shares Redeemed (109,956 and 497,295 shares, respectively)	(2,024,004)	(8,571,846)
Redemption Fee Proceeds	24	216
Total Class I Shares	4,358,564	(3,271,039)

Class A Shares:
Proceeds from Shares Sold (588 and 1,010 shares, respectively)	10,794	18,152
Distributions Reinvested (29,492 and 24,177 shares, respectively)	542,109	426,709
Cost of Shares Redeemed (130,839 and 97,894 shares, respectively)	(2,375,827)	(1,687,989)
Redemption Fee Proceeds	1	1
Total Class A Shares	(1,822,923)	(1,243,127)

Net Increase (Decrease) in Net Assets From Shares of Beneficial Interest	2,535,641	(4,514,166)

Total Increase (Decrease) in Net Assets	10,231,186	(657,583)

Net Assets
Beginning of Period	137,849,917	138,507,500
End of Period	$148,081,103	$137,849,917

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Micro Cap Fund
	For the Six Months	For the Year
	Ended	Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
Operations
Net Investment Income	$227,454	$557,235
Net Realized Gain on Investments	4,460,464	3,345,867
Net Change in Unrealized Appreciation (Depreciation) on Investments	11,111,811	(11,156,141)
Net Increase (Decrease) in Net Assets Resulting From Operations	15,799,729	(7,253,039)

Distributions to Shareholders:
Class I Shares:
Distributions Paid	(4,002,203)	(3,525,826)
Total Distributions to Shareholders	(4,002,203)	(3,525,826)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (31,972 and 17,821 shares, respectively)	1,352,810	729,460
Proceeds from Shares Issued in Connection with the Acquistion of Perritt MicroCap Opportunities Fund (Note 10) (1,448,451 and 0 shares, respectively)	62,268,825	—
Distributions Reinvested (82,985 and 66,339 and shares, respectively)	3,267,960	2,864,513
Cost of Shares Redeemed (120,776 and 209,394 shares, respectively)	(5,118,042)	(8,584,400)
Redemption Fee Proceeds	9,565	262
Total Class I Shares	61,781,118	(4,990,165)

Total Increase (Decrease) in Net Assets	73,578,644	(15,769,030)

Net Assets
Beginning of Period	110,555,244	126,324,274
End of Period	$184,133,888	$110,555,244

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Dividend Fund
	For the Six Months	For the Year
	Ended	Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
Operations
Net Investment Income	$1,232,228	$2,230,170
Net Realized Gain on Investments and Foreign Currency Transactions	2,315,829	623,196
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	9,606,677	(8,663,951)
Net Increase (Decrease) in Net Assets Resulting From Operations	13,154,734	(5,810,585)

Distributions to Shareholders:
Class I Shares:
Distributions Paid	(1,556,467)	(4,374,331)
Total Distributions to Shareholders	(1,556,467)	(4,374,331)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (130,754 and 70,794 shares, respectively)	2,956,231	1,581,931
Distributions Reinvested (47,373 and 134,458 shares, respectively)	1,070,115	2,999,274
Cost of Shares Redeemed (68,152 and 322,416 shares, respectively)	(1,540,034)	(6,975,258)
Redemption Fee Proceeds	—	2
Total Class I Shares	2,486,312	(2,394,051)

Total Increase (Decrease) in Net Assets	14,084,579	(12,578,967)

Net Assets
Beginning of Period	83,482,549	96,061,516
End of Period	$97,567,128	$83,482,549

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Bond Fund
	For the Six Months	For the Year
	Ended	Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
Operations
Net Investment Income	$760,151	$1,416,087
Net Realized Gain (Loss) on Investments	36,848	(182,476)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(328,167)	(27,436)
Net Increase in Net Assets Resulting From Operations	468,832	1,206,175

Distributions to Shareholders:
Class I Shares:
Total Distributions Paid	(739,689)	(1,478,976)
Total Distributions to Shareholders	(739,689)	(1,478,976)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (236,206 and 358,699 shares, respectively)	2,101,068	3,195,612
Distributions Reinvested (52,854 and 106,577 shares, respectively)	467,747	946,692
Cost of Shares Redeemed (110,863 and 153,688 shares, respectively)	(983,451)	(1,366,163)
Total Class I Shares	1,585,364	2,776,141

Total Increase in Net Assets	1,314,507	2,503,340

Net Assets
Beginning of Period	35,112,737	32,609,397
End of Period	$36,427,244	$35,112,737

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Small Cap Value Fund
	For the Six Months	For the Year
	Ended	Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
Operations
Net Investment Loss	$(30,376)	$(13,941)
Net Realized Gain on Investments and Foreign Currency Transactions	4,255,536	4,129,751
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,174,636	(2,921,596)
Net Increase in Net Assets Resulting From Operations	6,399,796	1,194,214

Distributions to Shareholders:
Distributions Paid
Institutional Class	(500,099)	(551,802)
Investor Class	(3,194,819)	(3,754,740)
Total Distributions Paid	(3,694,918)	(4,306,542)

Capital Shares of Beneficial Interest
Institutional Class Shares:
Proceeds from Shares Sold (529 and 30,481 shares, respectively)	8,344	430,591
Distributions Reinvested (33,526 and 35,348 shares, respectively)	484,460	536,229
Cost of Shares Redeemed (170,963 and 65,900 shares, respectively)	(2,519,632)	(980,445)
Total Institutional Class Shares	(2,026,828)	(13,625)

Investor Class Shares:
Proceeds from Shares Sold (96,376 and 24,185 shares, respectively)	1,538,401	370,280
Distributions Reinvested (219,413 and 245,150 shares, respectively)	3,172,718	3,728,730
Cost of Shares Redeemed (174,908 and 433,579 shares, respectively)	(2,735,265)	(6,326,560)
Total Investor Class Shares	1,975,854	(2,227,550)

Net Decrease in Net Assets From Shares of Beneficial Interest	(50,974)	(2,241,175)

Total Increase (Decrease) in Net Assets	2,653,904	(5,353,503)

Net Assets
Beginning of Period	31,316,771	36,670,274
End of Period	$33,970,675	$31,316,771

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2026		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$18.88		$18.30	$15.52	$16.05	$20.00	$16.71
Activity From Investment Operations:
Net investment income (a)	0.16		0.23	0.18	0.22	0.16	0.10
Net gain (loss) from securities (both realized and unrealized)	1.89		1.08	3.08	(0.02)	(3.57)	3.23
Total from operations	2.05		1.31	3.26	0.20	(3.41)	3.33
Less Distributions From:
Net investment income	(0.15)		(0.23)	(0.23)	(0.21)	(0.11)	(0.04)
Net realized gains on investments	(0.87)		(0.50)	(0.25)	(0.52)	(0.43)	(0.00	) (b)
Total Distributions	(1.02)		(0.73)	(0.48)	(0.73)	(0.54)	(0.04)
Redemption Fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$19.91		$18.88	$18.30	$15.52	$16.05	$20.00
Total Return (c)	11.40	% (e)	7.54%	21.42%	1.37%	(17.48)%	20.00%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$138,794		$127,136	$126,786	$113,975	$118,346	$146,910
Ratio to average net assets:
Expenses, Gross (d)	1.34	% (f)	1.37%	1.34%	1.35%	1.35%	1.27%
Expenses, Net of waiver or recapture	1.30	% (f)	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income	1.73	% (f)	1.34%	1.08%	1.44%	0.93%	0.52%
Portfolio turnover rate	22	% (e)	25%	21%	24%	31%	30%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2022, November 30, 2023, November 30, 2024 and November 30, 2025 and six months ended May 31, 2026, total returns would have been lower. Had the Adviser not recaptured expenses for the year ended November 30, 2021, total return would have been higher.

(d)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class A
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2026		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$19.01		$18.42	$15.62	$16.09	$20.05	$16.76
Activity From Investment Operations:
Net investment income (a)	0.14		0.19	0.14	0.18	0.11	0.05
Net gain (loss) from securities (both realized and unrealized)	1.90		1.09	3.09	(0.01)	(3.58)	3.26
Total from operations	2.04		1.28	3.23	0.17	(3.47)	3.31
Less Distributions From:
Net investment income	(0.12)		(0.19)	(0.18)	(0.12)	(0.06)	(0.02)
Net realized gains on investments	(0.87)		(0.50)	(0.25)	(0.52)	(0.43)	—
Total Distributions	(0.99)		(0.69)	(0.43)	(0.64)	(0.49)	(0.02)
Redemption Fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	—	0.00 (b)
Net Asset Value, End of Period	20.06		19.01	18.42	15.62	16.09	20.05
Total Return (c)	11.21	% (e)	7.28%	21.07%	1.15%	(17.70)%	19.73%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,287		$10,714	$11,722	$14,061	$19,469	$31,276
Ratio to average net assets:
Expenses, Gross (d)	1.60	% (f)	1.62%	1.59%	1.60%	1.60%	1.51%
Expenses, Net of expense waiver or recapture	1.55	% (f)	1.55%	1.55%	1.55%	1.55%	1.54%
Net investment income	1.47	% (f)	1.09%	0.81%	1.17%	0.65%	0.26%
Portfolio turnover rate	22	% (e)	25%	21%	24%	31%	30%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2022, November 30, 2023, November 30, 2024 and November 30, 2025 and six months ended May 31, 2026, total returns would have been lower. Had the Adviser not recaptured expenses for the year ended November 30, 2021, total return would have been higher.

(d)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Micro Cap Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2026		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$40.92		$44.68	$34.50	$31.81	$41.77	$35.74
Activity From Investment Operations:
Net investment income (loss) (a)	0.06		0.20	0.31	0.28	0.19	(0.00	) (b)
Net gain (loss) from securities (both realized and unrealized)	4.94		(2.71)	10.14	2.49	(8.80)	6.03
Total from operations	5.00		(2.51)	10.45	2.77	(8.61)	6.03
Less Distributions From:
Net investment income	(0.21)		(0.31)	(0.27)	(0.08)	(0.10)	(0.00	) (b)
Net realized gains on investments	(1.28)		(0.94)	—	—	(1.25)	—
Total Distributions	(1.49)		(1.25)	(0.27)	(0.08)	(1.35)	(0.00)
Redemption Fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$44.43		$40.92	$44.68	$34.50	$31.81	$41.77
Total Return (c)	12.66	% (d)	(5.77)%	30.50%	8.74%	(21.34)%	16.88%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$184,134		$110,555	$126,324	$100,215	$93,664	$126,281
Ratio to average net assets:
Expenses	1.23	% (e)	1.38%	1.33%	1.38%	1.41%	1.29%
Net investment income (loss)	0.31	% (e)	0.50%	0.78%	0.85%	0.55%	(0.01)%
Portfolio turnover rate	18	% (d)	24%	26%	18%	11%	9%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Dividend Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2026		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$21.42		$23.93	$20.35	$22.33	$23.43	$20.05
Activity From Investment Operations:
Net investment income (a)	0.31		0.56	0.61	0.54	0.53	0.43
Net gain (loss) from securities (both realized and unrealized)	3.01		(1.98)	3.77	(1.23)	(0.76)	3.32
Total from operations	3.32		(1.42)	4.38	(0.69)	(0.23)	3.75
Less Distributions From:
Net investment income	(0.28)		(0.62)	(0.67)	(0.50)	(0.48)	(0.37)
Net realized gains on investments	(0.11)		(0.47)	(0.13)	(0.79)	(0.39)	—
Total Distributions	(0.39)		(1.09)	(0.80)	(1.29)	(0.87)	(0.37)
Redemption Fees	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net Asset Value, End of Period	$24.35		$21.42	$23.93	$20.35	$22.33	$23.43
Total Return (c)	15.68	% (d)	(6.01)%	21.91%	(3.14)%	(0.96)%	18.70%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$97,567		$83,483	$96,062	$82,490	$87,280	$88,006
Ratio to average net assets:
Expenses	1.39	% (e)	1.43%	1.39%	1.45%	1.45%	1.36%
Net investment income	2.71	% (e)	2.58%	2.79%	2.63%	2.40%	1.79%
Portfolio turnover rate	20	% (d)	14%	34%	23%	22%	12%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Bond Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2026		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$8.88		$8.95	$8.77	$8.73	$9.49	$9.49
Activity From Investment Operations:
Net investment income (a)	0.19		0.37	0.38	0.30	0.22	0.25
Net gain (loss) from securities (both realized and unrealized)	(0.08)		(0.05)	0.19	0.03	(0.76)	0.02
Total from operations	0.11		0.32	0.57	0.33	(0.54)	0.27
Less Distributions From:
Net investment income	(0.18)		(0.39)	(0.39)	(0.29)	(0.22)	(0.27)
Total Distributions	(0.18)		(0.39)	(0.39)	(0.29)	(0.22)	(0.27)
Redemption Fees	—		—	—	0.00 (b)	—	—
Net Asset Value, End of Period	$8.81		$8.88	$8.95	$8.77	$8.73	$9.49
Total Return (c)	1.27	% (d)	3.64%	6.58%	3.82%	(5.69)%	2.85%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$36,427		$35,113	$32,609	$29,028	$27,241	$31,113
Ratio to average net assets:
Expenses, Gross	1.48	% (e)	1.56%	1.59%	1.65%	1.63%	1.59%
Expenses, Net of expense waiver or recapture	1.48	% (e)	1.56%	1.59%	1.65%	1.63%	1.59%
Net investment income	4.24	% (e)	4.18%	4.31%	3.48%	2.48%	2.56%
Portfolio turnover rate	27	% (d)	34%	43%	48%	27%	42%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Small Cap Value Fund
	Institutional Class
	For the Six Months		For the Year	For the Year	For the Period		For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended		Ended	Ended	Ended
	May 31, 2026		November 30, 2025	November 30, 2024	November 30, 2023 *		January 31, 2023	January 31, 2022	January 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$16.21		$17.46	$13.13	$15.56		$18.22	$20.53	$18.83
Activity From Investment Operations:
Net investment income (loss) (a)	(0.00	) (c)	0.02	0.02	0.02		0.06	0.05	0.09
Net gain (loss) from securities (both realized and unrealized)	3.27		0.80	4.31	(1.10)		0.19	5.14	1.84
Total from operations	3.27		0.82	4.33	(1.08)		0.25	5.19	1.93
Less Distributions From:
Net investment income	—		—	—	(0.05)		(0.14)	(0.12)	(0.23)
Net realized gains on investments	(1.92)		(2.07)	—	(1.30)		(2.77)	(7.38)	—
Total Distributions	(1.92)		(2.07)	—	(1.35)		(2.91)	(7.50)	(0.23)
Redemption Fees (b)	—		—	—	—		—	0.00 (c)	0.00 (c)
Net Asset Value, End of Period	$17.56		$16.21	$17.46	$13.13		$15.56	$18.22	$20.53
Total Return (d)	22.70	% (f)	5.50%	32.98%	(6.95	)% (f)	2.71%	23.92%	10.33%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,283		$4,326	$4,662	$3,974		$5,771	$36,005	$96,863
Ratio to average net assets:
Expenses, Gross (e)	1.68	% (g)	1.72%	1.56%	1.73	% (g)	1.45%	1.38%	1.35%
Expenses, Net of expense waiver or recapture (b)	1.14	% (g)	0.98%	0.98%	0.98	% (g)	0.98%	0.98%	0.98%
Net investment income (loss)	(0.02	)% (g)	0.15%	0.15%	0.14	% (g)	0.34%	0.20%	0.52%
Portfolio turnover rate	18	% (f)	23%	29%	6	% (f)	28%	71%	66%

*	For the period February 1, 2023 to November 30, 2023. The Fund’s fiscal year end changed from January 31 to November 30, effective February 1, 2023.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

(c)	Less than $0.005 per share.

(d)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(e)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Small Cap Value Fund
	Investor Class
	For the Six Months		For the Year	For the Year		For the Period		For the Year	For the Year		For the Year
	Ended		Ended	Ended		Ended		Ended	Ended		Ended
	May 31, 2026		November 30, 2025	November 30, 2024		November 30, 2023 *		January 31, 2023	January 31, 2022		January 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$16.22		$17.51	$13.19		$15.64		$18.23	$20.49		$18.80
Activity From Investment Operations:
Net investment income (loss) (a)	(0.02)		(0.01)	(0.01)		(0.01)		0.02	0.00	(b)	0.05
Net gain (loss) from securities (both realized and unrealized)	3.28		0.79	4.33		(1.11)		0.21	5.12		1.83
Total from operations	3.26		0.78	4.32		(1.12)		0.23	5.12		1.88
Less Distributions From:
Net investment income	—		—	—		(0.03)		(0.05)	(0.00	) (b)	(0.19)
Net realized gains on investments	(1.92)		(2.07)	—		(1.30)		(2.77)	(7.38)		—
Total Distributions	(1.92)		(2.07)	—		(1.33)		(2.82)	(7.38)		(0.19)
Redemption Fees (c)	—		—	—		—		—	0.00	(b)	0.00 (b)
Net Asset Value, End of Period	$17.56		$16.22	$17.51		$13.19		$15.64	$18.23		$20.49
Total Return (d)	22.62	% (f)	5.23%	32.75%		(7.18	)% (f)	2.55%	23.66%		10.04%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$31,688		$26,990	$32,008		$31,993		$41,871	$64,007		$71,784
Ratio to average net assets:
Expenses, Gross (e)	1.94	% (g)	1.97%	1.81%		1.88	% (g)	1.47%	1.38%		1.35%
Expenses, Net of expense waiver or recapture (c)	1.41	% (g)	1.21%	1.21%		1.21	% (g)	1.21%	1.21%		1.21%
Net investment income (loss)	(0.20	)% (g)	(0.08)%	(0.09	)% (h)	(0.08	)% (g)	0.13%	0.00	% (i)	0.30%
Portfolio turnover rate	18	% (f)	23%	29%		6	% (f)	28%	71%		66%

*	For the period February 1, 2023 to November 30, 2023. The Fund’s fiscal year end changed from January 31 to November 30, effective February 1, 2023.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

(d)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(e)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(f)	Not annualized.

(g)	Annualized.

(h)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts represented may not coincide with the aggregate presentation of the Statements of Operations.

(i)	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2026

1.	Organization

The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund, the North Star Bond Fund and the North Star Small Cap Value Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-ended management investment companies.

The Trust acquired the Walthausen Small Cap Value Fund (the “Predecessor Fund”), in a tax-free reorganization as of the close of business on May 12, 2023 (the “Reorganization”) and changed its name to the North Star Small Cap Value Fund. As a series of the Trust, the North Star Small Cap Value Fund is a continuation of the Predecessor Fund, and has adopted its financial reporting history. The Fund changed its year end to November 30 from January 31.

The diversification policy of each Fund is as follows:

Fund
North Star Opportunity Fund	Diversified
North Star Micro Cap Fund	Diversified
North Star Dividend Fund	Diversified
North Star Bond Fund	Diversified
North Star Small Cap Value Fund	Diversified

The investment objective of each Fund is as follows:

Fund	Primary Objective
North Star Opportunity Fund	To seek long-term capital appreciation
North Star Micro Cap Fund	Capital appreciation and to derive income from short term liquid securities
North Star Dividend Fund	To generate dividend income and to seek capital appreciation
North Star Bond Fund	To generate income, with preservation of capital
North Star Small Cap Value Fund	To seek long-term capital appreciation

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds.

Each Fund commenced operations on the following dates:

Fund	Date
North Star Opportunity Fund	December 15, 2011
North Star Micro Cap Fund	May 31, 2013
North Star Dividend Fund	May 31, 2013
North Star Bond Fund	December 19, 2014
North Star Small Cap Value Fund	February 1, 2008 (Commencement of operations of the Predecessor Fund)

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

The North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund currently offer Class I shares. The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Class I shares are offered at NAV. The North Star Small Cap Value Fund currently offers Investor Class and Institutional Class shares, both classes are offered at NAV. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio manager and chief financial officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent approximate fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Investments in open-ended investment companies are valued at NAV.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third-party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2026 for the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$105,334,222	$—	$—	$105,334,222
Preferred Stocks	7,347,695	—	—	7,347,695
Convertible Bonds	—	2,299,294	—	2,299,294
Corporate Bonds	—	25,936,059	—	25,936,059
U.S. Government & Agencies	—	4,959,913	—	4,959,913
Short-Term Investment	1,919,243	—	—	1,919,243
Total	$114,601,160	$33,195,266	$—	$147,796,426

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3 **	Total
Common Stocks	$180,780,447	—	$—	$180,780,447
Short-Term Investment	3,442,139	—	—	3,442,139
Total	$184,222,586	$—	$—	$184,222,586

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$92,673,942	$—	$—	$92,673,942
Preferred Stock	916,000	—	—	916,000
Short-Term Investment	3,824,646	—	—	3,824,646
Total	$97,414,588	$—	$—	$97,414,588

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

North Star Bond Fund

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stocks	$4,712,467	$—	$—	$4,712,467
Convertible Bond	—	472,623	—	472,623
Corporate Bonds	—	29,627,628	—	29,627,628
Short-Term Investment	991,874	—	—	991,874
Total	$5,704,341	$30,100,251	$—	$35,804,592

North Star Small Cap Value Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$31,879,802	$—	$—	$31,879,802
Short-Term Investment	2,551,096	—	—	2,551,096
Total	$34,430,898	$—	$—	$34,430,898

*	Refer to the Schedules of Investments for security classifications.

**	Additional disclosures surrounding Level 3 investments in the North Star Micro Cap Fund were not significant to the financial statements.

The North Star Opportunity Fund, the North Star Dividend Fund, the North Star Bond Fund and the North Star Small Cap Value Fund did not hold any Level 3 securities during the period.

In accordance with their investment objectives, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Convertible and Preferred Securities Risk. Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities are subject to credit risk and prepayment risk. Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Prepayment risk is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed above.

Credit Risk. An issue or guarantor of a debt securities may fail to make timely payment of interest or principal or otherwise honor its obligations. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

Equity Securities Risk. The Funds invests in common stock which subjects the Funds and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Funds’ investments goes down, your investment in the Fund decreases in value and you could lose money.

Fixed Income Securities Risk. Investment in fixed income securities which are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are also subject to prepayment and credit risks.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing). The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
North Star Opportunity Fund	Quarterly	Annually
North Star Micro Cap Fund	Annually	Annually
North Star Dividend Fund	Monthly	Annually
North Star Bond Fund	Monthly	Annually
North Star Small Cap Value Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or NAVs per share of each Fund.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of the average daily net assets of each Fund:

Fund	Advisory Fee
North Star Opportunity Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Micro Cap Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Dividend Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Bond Fund	0.85%
North Star Small Cap Value Fund*	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million

*	Effective April 1, 2026. Prior to April 1, 2026, the Advisory fee rate was 1.00%.

For the six months ended May 31, 2026, the Adviser earned advisory fees of:

Fund	Advisory Fee
North Star Opportunity Fund	$666,304
North Star Micro Cap Fund	711,222
North Star Dividend Fund	454,578
North Star Bond Fund	152,282
North Star Small Cap Value Fund	158,948

Pursuant to an operating expense limitation agreement between the Adviser and each Fund, the Adviser has agreed to reduce its management fees and/or pay expenses of the Funds to ensure that the total amount of Funds’ operating expenses (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.74% of the North Star Micro Cap Fund’s average net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average net assets for Class I shares, 1.79% of the North Star Bond Fund’s average net assets for Class I shares, 1.55% and 1.30% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively, and 1.51% and 1.76% of the North Star Small Cap Fund’s average net assets for Institutional Class shares and Investor Class shares, respectively, in each case through March 31, 2027 subject thereafter to annual re-approval of the agreement by the Board of Trustees. Prior to April 1, 2026, the North Star Small Cap Fund’s operating expense limitation was 0.98% and 1.21% for Institutional Class shares and Investor Class shares, respectively, through March 31, 2026. For the six months ended May 31, 2026, the Adviser waived fees in the amount of $30,496 for the North Star Opportunity Fund and $84,044 for the North Star Small Cap Value Fund.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

For the fiscal year ended November 30, 2025, the North Star Micro Cap, North Star Dividend and North Star Bond Funds had no recapture available. Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of November 30, 2025 will expire on November 30 of the following years:

Fund	Amount	Expiring
North Star Opportunity Fund	$64,483	2026
	51,493	2027
	85,926	2028
North Star Small Cap Value Fund	130,403	2026
	216,325	2027
	233,992	2028

Despite the contractual terms, the Adviser has determined and represented to the North Star Small Cap Value Fund that it will not seek to recoup any waived fees or expenses reimbursed prior to the close of the reorganization on May 12, 2023.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund and the North Star Small Cap Value Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Funds are permitted to pay 0.25% per year of the average daily net assets of Class A shares and Investor Class shares for such distribution and shareholder service activities. For the six months ended May 31, 2026, the North Star Opportunity Fund Class A shares incurred $12,128 in distribution fees and the North Star Small Cap Value Investor Class shares incurred $36,495 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares. For the six months ended May 31, 2026, the Distributor received $252 in underwriting commissions, of which $22 was retained by the principal underwriter for sales of the North Star Opportunity Fund’s Class A shares.

During the six months ended May 31, 2026, NewEdge Group, a registered broker/dealer and an affiliate of the Funds, executed trades on behalf of the Funds. These trades were cleared through National Financial Services, LLC. During the six months ended May 31, 2026, NewEdge Group received trade commissions as follows:

Fund	Amount
North Star Opportunity Fund	$12,166
North Star Micro Cap Fund	54,372
North Star Dividend Fund	22,277
North Star Bond Fund	1,658
North Star Small Cap Value Fund	6,911

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the six months ended May 31, 2026 were as follows:

Fund	Purchases	Sales
North Star Opportunity Fund	$36,136,426	$26,940,185
North Star Micro Cap Fund	62,784,013	25,774,561
North Star Dividend Fund	17,555,773	18,427,695
North Star Bond Fund	13,955,094	8,717,218
North Star Small Cap Value Fund	5,185,230	10,428,319

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2026, NFS LLC held approximately 75.6% of the voting securities of the North Star Opportunity Fund, 53.0% of the North Star Micro Cap Fund, 78.4% of the North Star Dividend Fund, 79.7% of the North Star Bond Fund and 56.3% of the North Star Small Cap Value Fund. As of May 31, 2026, Charles Schwab held approximately 28.0% of the voting securities of the North Star Small Cap Value Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also beneficially owned by NFS LLC or Charles Schwab.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the six months ended May 31, 2026, the North Star Opportunity Fund had $1 and $24 in redemption fees for Class A and Class I, respectively. The North Star Micro Cap Fund had $9,565 in redemption fees, the North Star Dividend Fund had $0 in redemption fees and the North Star Bond Fund had $0 in redemption fees. Effective June 1, 2021, the North Star Small Cap Value Fund eliminated the redemption fee.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

7.	INVESTMENTS IN AFFILIATED ISSUERS

A non-controlled, affiliated issuer is an issuer in which the Fund has ownership of at least 5% but less than 25% of the voting securities. Issuers which are non-controlled affiliates of the North Star Opportunity Fund and North Star Micro Cap Fund at May 31, 2026, are noted in the Fund’s Schedule of Investments.

Transactions during the period with companies which are affiliates are as follows:

North Star Opportunity Fund

						Net Change in
	Fair Value			Dividends		Unrealized
	November 30,			Credited to	Realized	Appreciation	Fair Value	Shares
Description	2025	Purchases	Sales	Income	Gain/(Loss)	(Depreciation)	May 31, 2026	May 31, 2026
Orion Energy Systems, Inc.	$3,491,400	$900,875	$—	$—	$—	$(1,589,775)	$2,802,500	295,000

North Star Micro Cap Fund

						Net Change in
	Fair Value			Dividends		Unrealized
	November 30,			Credited to	Realized	Appreciation	Fair Value	Shares
Description	2025	Purchases	Sales	Income	Gain/(Loss)	(Depreciation)	May 31, 2026	May 31, 2026
Truett-Hurst, Inc.	$—	$—	$—	$—	$—	$—	$—	278,942

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2026, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
North Star Opportunity Fund	$84,446,354	$64,487,243	$(1,137,171)	$63,350,072
North Star Micro Cap Fund	102,695,269	84,346,598	(2,819,281)	81,527,317
North Star Dividend Fund	71,264,078	27,602,131	(1,451,621)	26,150,510
North Star Bond Fund	35,726,745	457,124	(379,277)	77,847
North Star Small Cap Value Fund	18,861,141	16,035,195	(465,438)	15,569,757

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years were as follows:

	For the year ended November 30, 2025
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
North Star Opportunity Fund	$1,662,664	$3,844,732	$5,507,396
North Star Micro Cap Fund	874,006	2,651,820	3,525,826
North Star Dividend Fund	2,473,754	1,900,577	4,374,331
North Star Bond Fund	1,478,976	—	1,478,976
North Star Small Cap Value Fund	—	4,306,542	4,306,542

	For the year ended November 30, 2024
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
North Star Opportunity Fund	$1,762,325	$2,042,662	$3,804,987
North Star Micro Cap Fund	782,956	—	782,956
North Star Dividend Fund	2,685,840	583,044	3,268,884
North Star Bond Fund	1,355,084	—	1,355,084
North Star Small Cap Value Fund	—	—	—

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
North Star Opportunity Fund	$—	$6,341,628	$—	$—	$(35,331)	$65,161,306	$71,467,603
North Star Micro Cap Fund	527,645	3,383,999	—	—	259,733	42,561,957	46,733,334
North Star Dividend Fund	300,482	126,894	—	—	11,763	16,543,802	16,982,941
North Star Bond Fund	11,665	—	—	(3,669,707)	—	406,014	(3,252,028)
North Star Small Cap Value Fund	—	3,691,234	(1,409)	—	—	13,395,113	17,084,938

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships, unamortized organizational costs from fund mergers and tax adjustments for real estate investment trusts, trust preferred securities, C-Corporations with return of capital distributions and perpetual bonds. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $90 and $24 for North Star Dividend Fund and North Star Small Cap Value Fund, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The North Star Small Cap Value Fund incurred and elected to defer such late year losses of $1,409.

At November 30, 2025, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
North Star Bond Fund	$1,008,945	$2,660,762	$3,669,707	$—

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

During the fiscal year ended November 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to net operating losses, use of tax equalization credits, and adjustments for prior year tax returns, resulted in reclassification for the following Funds for the year ended November 30, 2025, as follows:

	Paid	Accumulated
	In	Earnings
Fund	Capital	(Losses)
North Star Opportunity Fund	$249,328	$(249,328)
North Star Micro Cap Fund	44,039	(44,039)
North Star Dividend Fund	29,278	(29,278)
North Star Bond Fund	—	—
North Star Small Cap Value Fund	303,229	(303,229)

10.	FUND REORGANIZATION

On February 27, 2026, the North Star Micro Cap Fund acquired the assets and certain liabilities of the Perritt MicroCap Opportunities Fund (the “Acquired Fund”), pursuant to a plan of reorganization, approved by the Board of Trustees of the Trust, of both the Acquired Fund and the North Star Micro Cap Fund. Total shares issued by the North Star Micro Cap Fund and the total net assets of the Acquired Fund and the North Star Micro Cap Fund on the date of the transfer were as follows:

Cost of
		Total Net Assets		Total Net Assets	Investments
	Shares issued	of the Acquired		of the Fund after	Received from
Acquired Fund	by the Fund	Fund		Merger	Acquired Fund
Perritt MicroCap Opportunities Fund	$1,448,451	$62,268,825	*	$181,832,001	$32,009,907

*	The net assets of the Acquired Fund includes cash of $2,507,855 and liabilities in excess of other assets of $(102,485).

As part of the reorganization, for each share they held, shareholders of the Acquired Fund received 0.6140 of the Class I Shares of the North Star Micro Cap Fund.

The total net assets of the Acquired Fund before acquisition included unrealized appreciation of $27,853,549. Total net assets of the North Star Micro Cap Fund immediately after the transfer were $181,832,001. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended. Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the North Star Micro Cap Fund’s accompanying Statement of Operations since the close of business on February 27, 2026.

11.	SUBSEQUENT EVENTS

Subsequent events have been evaluated from the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

North Star Funds
ADDITIONAL INFORMATION (Unaudited)
May 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 855-580-0900 or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 8/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 8/7/2026

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 8/7/2026